Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables and other current assets
Trade receivables	€ 17,494	€ 28,194
Prepayments	738	488
Other receivables	10,217	11,747
Trade and other receivables	28,449	40,429
Accrued income	508	11,277
Deferred Charges	14,632	12,029
Other current assets	15,140	23,307
Total trade and other receivables & other current assets	43,589	€ 63,735
Assets and liabilities classified as held for sale [member]
Trade and other receivables and other current assets
Trade and other receivables	€ 15,800